Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
	Jul. 12, 2023	May 03, 2023	Apr. 07, 2023	Jul. 25, 2023	Jun. 16, 2023	Mar. 31, 2023
Redemption of outstanding amount		$ 200	$ 150	$ 350	$ 200
Conversion price		$ 0.3645	$ 0.3501	$ 0.3622	$ 0.3599
Shares issued		571,265	411,522	966,316	561,955
Short term loan						$ 1,500
Interest rate of short term loan						3.50%
Long term loan						$ 700
Interest rate of Long term loan						2.60%
Subsequent Event Member | Common Shares
Purchase of common stock	21,052,632
Purchase of common stock par value	$ 0.025
Purchase price per share	$ 0.38
Gross proceeds issue of share	$ 8,000